Financial Assets and Financial Liabilities - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of financial assets [line items]
Losses on litigation settlements	$ 791.5	€ 761.9
National Institutes of Health
Disclosure of financial assets [line items]
Gains on litigation settlements	364.5	350.9
Losses on litigation settlements | €			€ 1,146.9
UPenn
Disclosure of financial assets [line items]
Gains on litigation settlements	170.0	163.6
Losses on litigation settlements	400.0	€ 385.0
Litigation Settlment, Contribution To Research And Development | $	$ 52.0